Cover	Oct. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Registrant Name	NAVAN, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42922
Entity Tax Identification Number	47-3424780
Entity Address, Address Line One	260 California Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	888
Local Phone Number	505-8747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00000625 par value
Trading Symbol	NAVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001639723
Amendment Flag	false